STATEMENT OF OPERATIONS	5 Months Ended
Jun. 30, 2021 USD ($) $ / shares shares
Operating expenses:
General and administrative expenses	$ 1,998,954
Franchise tax expense	83,288
Loss from operations	(2,082,242)
Other income (expense):
Interest earned on cash equivalents held in Trust Account	5,400
Offering costs allocated to warrant liabilities	(956,584)
Change in fair value of warrant liabilities	(21,166,668)
Net Loss	$ (24,200,094)
Weighted average shares outstanding of Class A common stock, basic and diluted | shares	35,000,000
Weighted average shares outstanding of Class B non-redeemable common stock, basic and diluted | shares	8,750,000
Basic and diluted net loss per common share, Class B non-redeemable common stock | $ / shares	$ (2.77)